Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of computation of basic and diluted net loss per share

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(1,307,956)	(121,524)	(193,382)	(28,036)
Numerator for basic and diluted net loss per share	(1,307,956)	(121,524)	(193,382)	(28,036)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	370,240,040	370,874,312	371,208,209	371,208,209
Loss per share-basic and diluted	(3.53)	(0.33)	(0.52)	(0.08)